Details of Cash From Operating Activities - Changes in Operating Assets and Liabilities (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Statement of Cash Flows [Abstract]
Accounts receivable	$ 835	$ 454
Inventories	248	153
Prepaid expenses and other	0	(35)
Accounts payable	(697)	(357)
Accrued salaries and wages	(49)	1
Other accrued liabilities	186	369
Income taxes (receivable) payable	(176)	96
Changes in operating assets and liabilities	$ 347	$ 681